Commitments and Contingencies (Details)	Jun. 30, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 20,966
2019	10,483
2020	0
2021	0
2022	0
Thereafter	0
Total future sub lease expenses	$ 31,449